Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table Total for CEO(2)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Other NEOs(2)	Average Compensation Actually Paid to Other NEOs(2)	Value of Initial Fixed $100 Investment Based On:			Net Income (millions)(6)	Non-GAAP Subscription Revenues (millions)(7)
					NOW Total Shareholder Return(3)	Peer Group Total Shareholder Return(4)	Add'l Measure: 2025 Peer Group Total Shareholder Return(5)
2025	$51,550,957	$(83,286,935)	$18,619,972	$(6,404,117)	$139	$227	$134	$1,748	$12,847
2024	$37,558,118	$201,991,660	$20,552,646	$20,144,060	$193	$202	$129	$1,425	$10,674
2023	$37,606,244	$184,779,698	$15,903,489	$45,349,258	$128	$171	$106	$1,731	$8,634
2022	$38,502,528	$(76,345,721)	$13,629,762	$(6,507,023)	$71	$109	$71	$325	$7,056
2021	$165,802,037	$136,180,680	$27,586,570	$29,995,940	$118	$150	$110	$230	$5,627

Company Selected Measure Name	non-GAAP subscription revenues
Named Executive Officers, Footnote	Mr. McDermott served as CEO for each of the years shown in the table above. The other NEOs for those years were as follows:
•2025: Ms. Mastantuono, Mr. Zavery, Mr. Fipps, Ms. Canney and Mr. Smith
•2024: Ms. Mastantuono, Mr. Zavery, Mr. Smith, Ms. Canney and Chirantan Desai
•2023: Ms. Mastantuono, Mr. Smith, Ms. Canney and Mr. Desai
•2022: Ms. Mastantuono, Mr. Smith, Lara Caimi and Mr. Desai
	•2021: Ms. Mastantuono, Ms. Canney, Russell S. Elmer and Mr. Desai
Peer Group Issuers, Footnote	As an additional measure, we are providing our 2025 Peer Group (as defined below) TSR, weighted according to the respective companies’
stock market capitalization at the beginning of each period for which a return is indicated. As further described in the section titled
“Compensation Discussion & Analysis—Compensation Policies and Practices—Peer Companies,” the 2025 Peer Group includes the following companies: Adobe Inc., Airbnb, Inc., Atlassian Corporation, Block, Inc., eBay Inc., Electronic Arts Inc., Intuit Inc., Netflix, Inc., Oracle
Corporation, Palo Alto Networks, Inc., PayPal Holdings, Inc., salesforce.com, inc., Snowflake Inc., Uber Technologies, Inc., Visa Inc. and
Workday, Inc. (the “2025 Peer Group”). The values represent the TSR of the 2025 Peer Group based on a $100 investment as of December
31, 2020, valued again on each of December 31, 2021, 2022, 2023, 2024 and 2025. We have provided this 2025 Peer Group TSR as an additional measure to supplement this pay versus performance disclosure and to provide further context to the Compensation Committee’s pay decisions.

PEO Total Compensation Amount	$ 51,550,957	$ 37,558,118	$ 37,606,244	$ 38,502,528	$ 165,802,037
PEO Actually Paid Compensation Amount	$ (83,286,935)	201,991,660	184,779,698	(76,345,721)	136,180,680
Adjustment To PEO Compensation, Footnote	The 2025 Summary Compensation Table (“SCT”) totals reported for the CEO and the average of the other NEOs were subject to the following adjustments as required by Regulation S-K Item 402(v)(2)(iii) to calculate “compensation actually paid”:

	CEO ($)	Average for Other NEOs ($)
SCT Total	51,550,957	18,619,972
Adjustments
Deduction for the amounts reported under the “Stock Awards” columns of the SCT(a)	(43,481,651)	(16,405,465)
Item 402(v) Equity Award Adjustments(b)	(91,356,241)	(8,618,624)
“Compensation Actually Paid”	(83,286,935)	(6,404,117)

	CEO ($)	Average for Other NEOs ($)
Year End Fair Value of Equity Awards Granted in the Year that Were Outstanding and Unvested as of Year End	28,189,587	8,081,050
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in a Prior Year	(116,654,554)	(7,040,565)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	3,453,792	1,156,703
Fair Value Change between Vesting Date and Prior Year End Value of Awards Granted in a Prior Year that Vested in the Year	(6,345,066)	(1,798,966)
Average Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year*	—	(9,016,846)
Equity Award Adjustments	(91,356,241)	(8,618,624)

Non-PEO NEO Average Total Compensation Amount	$ 18,619,972	20,552,646	15,903,489	13,629,762	27,586,570
Non-PEO NEO Average Compensation Actually Paid Amount	$ (6,404,117)	20,144,060	45,349,258	(6,507,023)	29,995,940
Adjustment to Non-PEO NEO Compensation Footnote	The 2025 Summary Compensation Table (“SCT”) totals reported for the CEO and the average of the other NEOs were subject to the following adjustments as required by Regulation S-K Item 402(v)(2)(iii) to calculate “compensation actually paid”:

	CEO ($)	Average for Other NEOs ($)
SCT Total	51,550,957	18,619,972
Adjustments
Deduction for the amounts reported under the “Stock Awards” columns of the SCT(a)	(43,481,651)	(16,405,465)
Item 402(v) Equity Award Adjustments(b)	(91,356,241)	(8,618,624)
“Compensation Actually Paid”	(83,286,935)	(6,404,117)

	CEO ($)	Average for Other NEOs ($)
Year End Fair Value of Equity Awards Granted in the Year that Were Outstanding and Unvested as of Year End	28,189,587	8,081,050
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in a Prior Year	(116,654,554)	(7,040,565)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	3,453,792	1,156,703
Fair Value Change between Vesting Date and Prior Year End Value of Awards Granted in a Prior Year that Vested in the Year	(6,345,066)	(1,798,966)
Average Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year*	—	(9,016,846)
Equity Award Adjustments	(91,356,241)	(8,618,624)
*Except for Mr. Smith, who forfeited outstanding equity awards in connection with his departure, no other NEOs failed to meet vesting conditions in 2025.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and 5-Year TSR of the Company, the S&P
Systems Software Index and, Supplementally, the 2025 Peer Group

The compensation actually paid to Mr. McDermott and the average compensation actually paid to the other NEOs generally align with the Company’s TSR over the last five years. The graph below compares the compensation actually paid against the total shareholder return of the Company, the S&P Systems Software Index and our 2025 Peer Group in
the period from December 31, 2020 through December 31, 2025.

The compensation actually
paid and the Company’s
TSR over the last five years
is closely aligned because,
as discussed above, a
significant portion of the
compensation actually paid
to Mr. McDermott and the
other NEOs is comprised
largely of equity awards.
Thus, the value of these
awards and, therefore, a
large portion of the
compensation actually paid
to our NEOs is inherently
correlated to the Company’s
stock price.

The Company’s TSR over the five-year period presented in the table was 39% and the S&P Systems Software Index
TSR was 127%. The Company’s TSR generally tracked the S&P Systems Software Index throughout the period, with the exception of 2025, when the Company's TSR declined notwithstanding the Company's strong financial and operational performance, and while the S&P Systems Software Index appreciated. Compensation actually paid also decreased during 2025. Further, as explained in the CD&A, the Compensation Committee considers the pay practices among peer companies in its deliberations on compensation matters, including to ensure the Company’s pay practices remain competitive. The Company’s outperformance of the 2025 Peer Group in terms of TSR over the last five years provides support for the Compensation Committee’s pay decisions.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income

The compensation actually
paid to Mr. McDermott and
the average compensation
actually paid to the other
NEOs is not always aligned
with the Company’s net
income, as shown in the
graph to the right, primarily
due to the large percentage
of our NEOs’ total annual
compensation comprised of
equity awards and, thus, the
much greater sensitivity of
compensation actually paid
to our stock price.

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Non-GAAP Subscription Revenues

The compensation actually
paid to Mr. McDermott, the
average compensation
actually paid to the other
NEOs and the Company’s
non-GAAP subscription
revenues over the last five
years is presented to the
right. While the
Compensation Committee
evaluates performance
relative to several financial
and non-financial
performance measures for
purposes of determining
incentive-based pay, the
Company believes non-GAAP

subscription revenues is the most important financial performance measure for 2025 used to link compensation actually paid to Company performance because it measures our success in attracting and retaining customers and provides an indication of the long-term health of the Company. For this reason, the Company utilizes non-GAAP subscription revenues when setting performance goals as part of the long-term incentive plan. While subscription revenues have grown significantly over the last five years, compensation actually paid has fluctuated more in line with changes in our stock price given that a significant portion of the compensation actually paid to Mr. McDermott and the other NEOs is comprised largely of equity grants.

Total Shareholder Return Vs Peer Group	Compensation Actually Paid and 5-Year TSR of the Company, the S&P
Systems Software Index and, Supplementally, the 2025 Peer Group

The compensation actually paid to Mr. McDermott and the average compensation actually paid to the other NEOs generally align with the Company’s TSR over the last five years. The graph below compares the compensation actually paid against the total shareholder return of the Company, the S&P Systems Software Index and our 2025 Peer Group in
the period from December 31, 2020 through December 31, 2025.

The compensation actually
paid and the Company’s
TSR over the last five years
is closely aligned because,
as discussed above, a
significant portion of the
compensation actually paid
to Mr. McDermott and the
other NEOs is comprised
largely of equity awards.
Thus, the value of these
awards and, therefore, a
large portion of the
compensation actually paid
to our NEOs is inherently
correlated to the Company’s
stock price.

The Company’s TSR over the five-year period presented in the table was 39% and the S&P Systems Software Index
TSR was 127%. The Company’s TSR generally tracked the S&P Systems Software Index throughout the period, with the exception of 2025, when the Company's TSR declined notwithstanding the Company's strong financial and operational performance, and while the S&P Systems Software Index appreciated. Compensation actually paid also decreased during 2025. Further, as explained in the CD&A, the Compensation Committee considers the pay practices among peer companies in its deliberations on compensation matters, including to ensure the Company’s pay practices remain competitive. The Company’s outperformance of the 2025 Peer Group in terms of TSR over the last five years provides support for the Compensation Committee’s pay decisions.

Tabular List, Table	•non-GAAP subscription revenues; •non-GAAP operating margin; •NNACV; and •rTSR.
Total Shareholder Return Amount	$ 139	193	128	71	118
Peer Group Total Shareholder Return Amount	227	202	171	109	150
Net Income (Loss)	$ 1,748,000,000	$ 1,425,000,000	$ 1,731,000,000	$ 325,000,000	$ 230,000,000
Company Selected Measure Amount	12,847,000,000	10,674,000,000	8,634,000,000	7,056,000,000	5,627,000,000
PEO Name	Mr. McDermott
Additional 402(v) Disclosure	Reflects the aggregate grant date fair value of equity-based awards granted each year as reported in the “Stock Awards” column of the SCT for the covered year, calculated in accordance with ASC Topic 718. Because we do not sponsor or maintain any defined benefit pension plans, no deductions related to pension value were made. No option awards were granted to the CEO or other NEOs in 2025.
Item 402(v) equity award adjustments reflect the aggregate of the following (as applicable): (i) the year-end fair value of any equity awards granted in the covered year that are outstanding and unvested as of the end of the year; (ii) the change as of the end of the covered year
(from the end of the prior year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered year; (iii) for awards granted and vested within the same covered year, their fair value as of the vesting date; (iv) for awards granted in prior years that vest in the covered year, the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) the subtraction of the prior year-end fair value of any awards granted in a prior fiscal year that failed to meet applicable vesting conditions as of the end of the year. Equity values are calculated in accordance with ASC Topic 718. Valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant except for the stock price, percentage of volatility, risk free rate and the term used to calculate the valuations. The amounts deducted or added in calculating the equity award adjustments for the CEO and other NEOs are as follows:

	CEO ($)	Average for Other NEOs ($)
Year End Fair Value of Equity Awards Granted in the Year that Were Outstanding and Unvested as of Year End	28,189,587	8,081,050
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in a Prior Year	(116,654,554)	(7,040,565)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	3,453,792	1,156,703
Fair Value Change between Vesting Date and Prior Year End Value of Awards Granted in a Prior Year that Vested in the Year	(6,345,066)	(1,798,966)
Average Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year*	—	(9,016,846)
Equity Award Adjustments	(91,356,241)	(8,618,624)
Represents the TSR of a $100 investment in the Company’s shares as of December 31, 2020, valued again on each of December 31, 2021,
2022, 2023, 2024 and 2025.
Represents the TSR of the S&P Systems Software index based on a $100 investment as of December 31, 2020, valued again on each of
December 31, 2021, 2022, 2023, 2024 and 2025.
	(5)Net income as reported in the Company’s audited financial statements.
Measure:: 1
Pay vs Performance Disclosure
Name	non-GAAP subscription revenues;
Non-GAAP Measure Description	The Company has identified non-GAAP subscription revenues as the most important financial performance measure used to link compensation actually paid to the CEO and other NEOs for 2025 to the Company’s performance as this measure is used to determine executive compensation. “Financial performance measure” for these purposes is defined by SEC rules to mean a measure determined and presented in accordance with GAAP or any measures derived wholly or in part from such measures or the Company’s stock price or total shareholder return.
Non-GAAP subscription revenues is calculated as full-year GAAP subscription revenues that exclude the impact of foreign exchange by applying the average foreign exchange rates in effect during December of the prior fiscal year.

Measure:: 2
Pay vs Performance Disclosure
Other Performance Measure, Amount	134	129	106	71	110
Name	non-GAAP operating margin;
Measure:: 4
Pay vs Performance Disclosure
Name	NNACV; and•rTSR.
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (43,481,651)
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(91,356,241)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,189,587
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(116,654,554)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,453,792
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,345,066)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,405,465)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,618,624)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,081,050
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,040,565)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,156,703
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,798,966)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,016,846)